10. Deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Deferred taxes - Assets
Tax loss carryforwards and negative basis of social contribution		R$ 475,128	R$ 800,711
Temporary differences:
Provision for legal and administrative proceedings		303,948	295,853
Losses from doubtful accounts		224,459	271,611
Adjustments to present value - 3G license		5,240	7,182
Rental of infrastructure - LT Amazonas		29,971	27,434
Deferred income tax on accounting adjustments			56,208
Provision for profit sharing of employees		36,915	23,704
Taxes with suspended enforceability	[1]	258,246	12,872
Amortized goodwill - TIM Fiber		(370,494)	(370,494)
Derivative financial instruments	[2]	(154,718)	(13,139)
Capitalized interest on 4G		(262,608)	(291,783)
Deemed costs - TIM S.A.		(53,792)	(67,748)
Exclusion of ICMS from PIS and COFINS calculation basis	[3]		(1,023,928)
IFRS16 Lease		303,833	209,234
Accelerated depreciation	[4]	(266,464)
Other		20,982	87,214
Total deferred taxes - Assets		550,646	24,931
Deferred income tax and social contribution on temporary differences, not yet recognized			(72,665)
Subtotal		550,646	(47,734)
Deferred Tax Asset		550,646
Deferred Tax Liability			R$ (47,734)

[1]	Mainly represented by the Fistel fee for the financial year 2020, the commencement of its payment of which was postponed, on the basis of Provisional Act 952 of April 15, 2020.
[2]	In 2020, R$ 53 million of deferred tax liabilities were recorded on the gain arising from the mark-to-market of the share subscription option related to Banco C6 partnership (note 41).
[3]	In March 2017, the Federal Supreme Court ("STF") recognized the unconstitutionality of including ICMS amounts in the calculation basis of PIS and COFINS contributions. In June 2019, due to the final and unappealable decision, the amounts were recorded (see note 9). For purposes of taxation of IRPJ and CSLL, the management of the Company also supported by external legal opinions, understood to defer it until the time of the effective financial availability of the credit. In this way, deferred tax liabilities relating to the full amount, in the amount of R$ 1,039.7 million, were constituted. In August 2020, due to the procedural movement, the value was fully realized from the recalculation of the IRPJ and the CSLL, referring to the year ending in December 2019, with the objective of adding the resulting credit from this ICMS exclusion process from the calculation bases of the PIS and the COFINS to the calculation bases of said taxes.
[4]	As form the 1Q20, TIM S.A. excludes the portion of acceleration of depreciation of movable assets belonging to property, plant and equipment assets from the calculation basis of the IRPJ and CSLL, due to their uninterrupted use in three operating shifts, supported by technical expert report, as provided for in Article 323 of the RIR/2018, or by the adequacy to the tax depreciation provided for in IN 1700/2017. Such tax adjustment generated a deferred liability of R$ 266.5 million until December 31, 2020 and applied as of January 1, 2020.